Intangible assets and goodwill	6 Months Ended
Jun. 30, 2025
Intangible assets and goodwill
Intangible assets and goodwill

14.Intangible assets and goodwill

Intangible assets

During the six months ended June 30, 2025 the Group has acquired intangible assets with a cost of 3 (six months ended June 30, 2024: 0). Assets in amount of 2 were disposed of by the Group during the six months ended June 30, 2025 (six months ended June 30, 2024: 0). Depreciation for the six months ended June 30, 2025 amounted to 2,149 (six months ended June 30, 2024: 1,969)